Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income Parent Company Only) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income:
Total	[1]	¥ 2,877,100	¥ 3,384,100	¥ 3,258,900
Expenses:
Interest expense		601,712	495,407	411,982
Equity in undistributed net income of subsidiaries		26,785	28,969	17,502
Income tax expense		91,244	346,542	437,420
Net income attributable to MHFG shareholders		362,440	850,492	803,048
Parent Company
Income:
Management fees from subsidiaries		48,594	39,267	32,163
Interest Income on Loans and Discounts		39,359	9,630	799
Other income		21,054	1,855	37,308
Total		437,155	343,636	414,938
Expenses:
Operating expenses		38,927	31,063	26,855
Interest expense		38,759	11,914	8,937
Bond issuance cost		9,835	3,230	865
Other expense		7,708	5,973	1,828
Total		95,229	52,180	38,485
Equity in undistributed net income of subsidiaries		21,251	559,553	427,037
Income before income tax expense		363,177	851,009	803,490
Income tax expense		737	517	442
Net income attributable to MHFG shareholders		362,440	850,492	803,048
Parent Company | Banking Subsidiary
Income:
Dividends from subsidiaries and affiliated companies		300,530	272,070	316,035
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Dividends from subsidiaries and affiliated companies		¥ 27,618	¥ 20,814	¥ 28,633

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.